Net income/(loss) per share	12 Months Ended
Dec. 31, 2023
Net income/(loss) per share
Net income/(loss) per share
13	Net income/(loss) per share

Basic net income/(loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted earnings per share (‘‘EPS’’) is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method.

For the year ended December 31, 2021, as the Company is in a net loss position for the continuing operations, the potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share. For the year ended December 31, 2021, stock options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net income per share of the Company were 11,453,175, on a weighted average basis.

For the years ended December 31, 2022 and 2023, stock options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company were 13,657,466 and 4,183,169, respectively, on a weighted average basis.

13Net income/(loss) per share (Continued)

The following table sets forth the computation of basic and diluted net loss per share for the periods:

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Numerator:
Net income/(loss) for discontinued operations	22,929	(29,712)	—
Denominator:
Weighted average ordinary shares outstanding
—basic	328,484,502	335,640,275	341,070,214
—diluted	328,484,502	335,640,275	341,070,214
Basic net income/(loss) per share attributable to ordinary shareholders	0.07	(0.09)	—
Diluted net income/(loss) per share attributable to ordinary shareholders	0.07	(0.09)	—
Basic net income/(loss) per ADS* attributable to ordinary shareholders	4.19	(5.31)	—
Diluted net income/(loss) per ADS* attributable to ordinary shareholders	4.19	(5.31)	—
Numerator:
Net loss for continuing operations	(4,191)	(12,844)	(15,032)
Denominator:
Weighted average ordinary shares outstanding
—basic	328,484,502	335,640,275	341,070,214
—diluted	328,484,502	335,640,275	341,070,214
Basic and diluted net loss per share attributable to ordinary shareholders	(0.01)	(0.04)	(0.04)
Basic and diluted net loss per ADS* attributable to ordinary shareholders	(0.77)	(2.30)	(2.64)

*In December 2022, the Company changed the ratio of American depositary shares (“ADSs”) to Class A ordinary shares (the “ADS Ratio”) from one ADS representing fifteen Class A ordinary shares to one ADS representing sixty Class A ordinary shares.